Investments accounted for using the equity method - Summary of Reconciliation to Carrying Amount of Investment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Share of equity attributable to Sanofi	€ (58,934)	€ (58,876)	€ (58,070)	[1]
Goodwill	€ 44,519	€ 44,235	€ 40,264	[2]
Regeneron
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
% interest	21.00%	22.00%	22.00%
Share of equity attributable to Sanofi	€ 2,263	€ 1,806	€ 1,167
Goodwill	839	858	810
Fair value remeasurements of assets and liabilities at the acquisition date	811	873	938
Other items	(571)	(482)	(419)
Carrying amount of the investment in Regeneron	€ 3,342	€ 3,055	€ 2,496

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).